Schedule of unutilised tax losses (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
2028				$ 231,643
2029			21,403	229,885
2030			533,347	594,916
2031			1,025,589	1,070,286
2032			567,525	592,259
2033			487,881	509,144
2034			3,209,994
Unutilised tax losses			$ 5,845,739	$ 3,228,133
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
2028	$ 244,409	$ 220,319
2029	242,553	218,647
2030	627,700	565,833
2031	1,081,341	1,017,964
2032	624,897	563,306
2033	537,201	1,101,796
Unutilised tax losses	$ 3,358,101	$ 3,687,865